Finance income and costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Finance Cost [Abstract]
Unrealized exchange gains	$ 25,717	$ 9,289	$ 19,729
Interest on cash and cash equivalents	12,652	3,310	4,970
Finance income	38,369	12,599	24,699
Unrealized exchange losses	(40,867)	(9,135)	(39,940)
Interest on leases	(9,751)	(9,137)	(6,684)
Convertible note interest	(59,994)	(67,638)	(41,851)
Loss on derecognition of convertible loan notes	(27,251)	0	0
Interest on Term Loan	(9,464)	0	0
Other interest expense	(1,230)	(531)	(2,819)
Finance costs	(148,557)	(86,441)	(91,294)
Net finance income/(costs)	$ (110,188)	$ (73,842)	$ (66,595)